Tax credit on loss on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2021
Tax credit on loss on ordinary activities [Abstract]
Reconciliation of expected tax benefit/loss before tax	A reconciliation of the expected tax benefit computed by applying the tax rate applicable in the primary jurisdiction, the Republic of Ireland, to the loss before tax to the actual tax credit is as follows:

	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Loss before tax	(6,562)	(105,859)	(63,493)
Tax credit at Irish corporation tax rate of 12.5%	(820)	(13,232)	(7,937)
Effect of:
Movement in unrecognized deferred tax assets	(4,418)	3,624	3,831
Permanent differences	(1,949)	11,260	6,474
Differences in overseas taxation rates	(375)	(2,984)	(2,863)
Total tax credit on loss on ordinary activities	(7,562)	(1,332)	(495)

Unutilized net operating losses
At December 31, 2021, the Group had unutilized net operating losses in the following jurisdictions as follows:

	December 31,
	2021	2020
	US$’000	US$’000
Ireland	119,854	108,677
United States	182,875	35,043
Germany	26,427	28,288
United Kingdom	3,034	42,893
Total	332,169	214,901